Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] Related Party [Member]	Common Stock [Member] Reverse Stock Split [Member]	Treasury Stock, Common [Member]	Treasury Stock, Common [Member] Related Party [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Related Party [Member]	Retained Earnings [Member]	Retained Earnings [Member] Related Party [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Related Party [Member]	Total	Related Party [Member]
Balance at Dec. 31, 2023						$ 10,431		$ (11,299)		$ 411		$ (457)
Balance, shares at Dec. 31, 2023	24
Correction of immaterial error related to franchise tax expense						144						144
Issuance of common stock for services						242						242
Issuance of common stock for services, shares	1
Issuance of Common Stock upon vesting of restricted stock units
Issuance of Common Stock upon vesting of restricted stock units, shares
Issuance of Common Stock for note payable						997						997
Issuance of Common Stock for note payable, shares	3
Issuance of Common Stock for licensing right						1,568						1,568
Issuance of Common Stock for licensing right, shares	4
Issuance of common stock under the ATM Program						3,221						3,221
Issuance of common stock under the ATM Program, shares	10
Issuance of Common Stock in Exchange for Debt Modification						489						489
Issuance of Common Stock in Exchange for Debt Modification, shares	1
Issuance of common stock upon exercise of conversion option						92						92
Issuance of common stock upon exercise of conversion option, shares	1
Issuance of warrants upon investment						2,890						2,890
Issuance of Common Stock Upon Exercise of Warrants						188						188
Issuance of Common Stock Upon Exercise of Warrants, shares	1
Stock-based compensation						1,632						1,632
Issuance of Common Stock Upon Exercise of Warrants, shares	1
Foreign currency translation adjustment										3		3
Net loss								(17,802)				(17,802)
Balance at Dec. 31, 2024						21,894		(29,101)		414		(6,793)
Balance, shares at Dec. 31, 2024	46		46
Issuance of common stock for services						2,952						2,952
Issuance of common stock for services, shares	211
Issuance of common stock under the ATM Program						12,055						12,055
Issuance of common stock under the ATM Program, shares	736
Issuance of common stock upon exercise of conversion option						5,953						5,953
Issuance of common stock upon exercise of conversion option, shares	209
Foreign currency translation adjustment										(145)		(145)
Net loss								(10,781)				(10,781)
Stock-based compensation						394						394
Share repurchases				(106)								(106)
Balance at Jun. 30, 2025				(106)		43,248		(39,882)		269		3,529
Balance, shares at Jun. 30, 2025	1,202
Balance at Dec. 31, 2024						21,894		(29,101)		414		(6,793)
Balance, shares at Dec. 31, 2024	46		46
Issuance of common stock for services						1,152	$ 2,097					1,152	$ 2,097
Issuance of common stock for services, shares	924	140
Issuance of Common Stock upon vesting of restricted stock units
Issuance of Common Stock upon vesting of restricted stock units, shares	52
Issuance of common stock under the ATM Program						19,806						19,806
Issuance of common stock under the ATM Program, shares	4,457
Issuance of common stock upon exercise of conversion option						7,145						7,145
Issuance of common stock upon exercise of conversion option, shares	1,901
Foreign currency translation adjustment										(430)		(430)
Net loss								(39,224)				(39,224)
Stock-based compensation						2,183						2,183
Stock-based compensation, shares	800
Share repurchases				(106)								(106)
Share cancellation				106		(106)
Share cancellation, shares	(5)
Issuance of common stock upon the sale of subsidiary						402						402
Issuance of common stock upon the sale of subsidiary	899
Issuance of warrants upon the sale of subsidiary						6,598						6,598
Balance at Dec. 31, 2025						61,171		(68,325)		(16)		(7,170)
Balance, shares at Dec. 31, 2025	9,214		9,214
Balance at Mar. 31, 2025						36,588		(33,854)		346		3,080
Balance, shares at Mar. 31, 2025	317
Issuance of common stock for services						740						740
Issuance of common stock for services, shares	129
Issuance of common stock under the ATM Program						3,887						3,887
Issuance of common stock under the ATM Program, shares	591
Issuance of common stock upon exercise of conversion option						1,873						1,873
Issuance of common stock upon exercise of conversion option, shares	165
Foreign currency translation adjustment										(77)		(77)
Net loss								(6,028)				(6,028)
Stock-based compensation						160						160
Share repurchases				(106)								(106)
Balance at Jun. 30, 2025				(106)		43,248		(39,882)		269		3,529
Balance, shares at Jun. 30, 2025	1,202
Balance at Dec. 31, 2025						61,171		(68,325)		(16)		(7,170)
Balance, shares at Dec. 31, 2025	9,214		9,214
Issuance of common stock for services						530						530
Issuance of common stock for services, shares	2,685
Issuance of common stock under the ATM Program						355						355
Issuance of common stock under the ATM Program, shares	28,501
Issuance of common stock upon exercise of conversion option						2,418						2,418
Issuance of common stock upon exercise of conversion option, shares	129,911
Issuance of warrants upon investment						114,378						114,378
Foreign currency translation adjustment										174		174
Net loss								(8,704)				(8,704)
Stock-based compensation						398						398
Shares issued for equity line of credit						92						92
Shares issued for equity line of credit, shares	3,816
Issuance of common stock upon investment						622						622
Issuance of common stock upon investment, shares	2,392
Exercise of warrants attributable to investment
Exercise of warrants attributable to investment, shares	439,821
Exercise of warrants attributable to the sale of previously controlled subsidiary
Exercise of warrants attributable to the sale of preciously controlled subsidiary, shares	14,740
Balance at Jun. 30, 2026						179,964		(77,029)		158		103,093
Balance, shares at Jun. 30, 2026	631,080
Balance at Mar. 31, 2026						177,608		(72,388)		231		105,451
Balance, shares at Mar. 31, 2026	472,244
Issuance of common stock under the ATM Program						355						355
Issuance of common stock under the ATM Program, shares	28,501
Issuance of common stock upon exercise of conversion option						1,709						1,709
Issuance of common stock upon exercise of conversion option, shares	127,335
Foreign currency translation adjustment										(73)		(73)
Net loss								(4,641)				(4,641)
Stock-based compensation						200						200
Shares issued for equity line of credit						92						92
Shares issued for equity line of credit, shares	3,000
Balance at Jun. 30, 2026						$ 179,964		$ (77,029)		$ 158		$ 103,093
Balance, shares at Jun. 30, 2026	631,080